      File No. 333-180930

                                                     File No.   811-22706

_____________________________________________________

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

 X

Pre-Effective Amendment No.

______

__

Post-Effective Amendment No.    33

 X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

 X

Amendment No.   38

(Check appropriate box or boxes.)

THE DMS FUNDS

(Exact name of Registrant as specified in charter)

2619 LEISCZ’S BRIDGE ROAD, SUITE 200 LEESPORT, PA

19533

(Address of Principal Executive offices)

(Zip Code)

Registrant’s Telephone Number, Including Area Code

484 671-2520

TIMOTHY F. DEMERS, STEVENS & LEE, 111 N. 6TH STREET, P.O. BOX 679, READING, PA 19603-0679

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

   X

Immediately upon filing pursuant to paragraph (b)

}

   _

on (date) pursuant to paragraph (b)

}

   _

60 days after filing pursuant to paragraph (a)(1)

}

OF RULE 485.

on (date) pursuant to paragraph (a)(1)

}

   _

75 days after filing pursuant to paragraph (a)(2)

}

on (date) pursuant to paragraph (a)(2)

}

If appropriate, check the following box:

  _

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund: certifies that it meets all of the requirements for effectiveness under Rule 485(b); and  has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Borough of Leesport, and State of Pennsylvania, on the 26th day of January, 2015.

The DMS Funds

By: __ss /Peter R. Kohli/_____

Trustee, Chairman & CEO

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons on January 26, 2015 in the capacities indicated.

__ss /Peter R. Kohli________

Trustee, Chairman & CIO

(principal executive officer)

__ss /Christopher M. Farah

Chief Financial Officer

(principal financial and accounting officer)

     Ss/Craig Edgerton*

Trustee

__ss/Helen M. Firestone*___

Trustee

__ss/Kathleen P. Heck*_____

Trustee

    ss/Thomas C. Heist*

Trustee

__ss/John McCarthy*_______

Trustee

__ss/Bonnie Sekulski*_______

Trustee

*Signed by Peter R. Kohli pursuant to Power of Attorney dated August 2, 2013, included as Exhibit 99 (j) filed 8/8/13.

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.CAL

XBRL

Taxonomy Extension Calculation Linkbase

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase